Supplement to the Current Prospectus

Effective April 18, 2008, Class R shares (if offered) and Class R2 shares are converted to Class R3 shares.

Effective April 21, 2008, Class R3, Class R4, and Class R5 are renamed Class R2, Class R3, and Class R4, respectively.

In the current prospectus and in any supplements thereto dated prior to May 1, 2008, all references to Class R3, Class R4, and Class R5 are hereby changed to Class R2, Class R3, and Class R4, respectively.


                  The date of this supplement is May 1, 2008.